Pension (Tables)	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Reconciliation of Benefit Obligation, Plan Assets and Funded Status
A reconciliation of the changes in projected benefit obligations (“PBO”) for our pension plans is as follows:

	As of December 31,
(In $ millions)	2020	2019
Benefit obligation at beginning of period	169.0	140.7
Interest cost	0.9	1.9
Actuarial loss	21.8	30.4
Benefits paid	(1.6)	(1.5)
Foreign exchange rate changes	(6.1)	(2.5)
Benefit obligation at end of period	184.0	169.0
A reconciliation of the changes in fair value of plan assets is as follows:

	As of December 31,
(In $ millions)	2020	2019
Fair value of plan assets at beginning of period	169.3	141.0
Actual return on plan assets	22.7	32.3
Employer contribution	(0.3)	—
Benefits paid	(1.6)	(1.5)
Foreign exchange rate changes	(6.1)	(2.5)
Fair value of plan assets at end of period	184.0	169.3
The funded status of the plans is as follows:

	As of December 31,
(In $ millions)	2020	2019
Funded status	—	0.3

Schedule of Amounts Recognized in Balance Sheet	Amounts recognized in the Consolidated Balance Sheet consist of:

	As of December 31,
(In $ millions)	2020	2019
Other assets – noncurrent	—	0.3
Net pension asset	—	0.3
Net amount recognized	—	0.3

Pension Cost	Pension cost includes the following components:

	For the Years Ended December 31,
(In $ millions)	2020	2019
Interest cost	0.9	1.9
Expected return on plan assets	(0.9)	(1.9)
Net pension expense	—	—

Disaggregated Plan Information
Disaggregated information regarding our pension plans is summarized below:

	As of December 31,
(In $ millions)	2020	2019
Projected benefit obligation	184.0	169.0
Accumulated benefit obligation	184.0	169.0
Fair value of plan assets	184.0	169.3

Defined Benefit Plans, Key Assumptions
The key assumptions for the plans are summarized below:

	As of December 31,
Weighted Average Assumptions Used to Determine Benefit Obligations	2020	2019
Discount rate	(0.09)% to (0.14)%	0.54% to 0.42%
Rate of compensation increase	Not applicable	Not applicable

For the Years Ended December 31,
Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost	2020	2019
Discount rate	(0.09)% to (0.14)%	0.54% to 0.42%
Expected long-term return on plan assets	(0.09)% to (0.14)%	0.54% to 0.42%
Rate of compensation increase	Not applicable	Not applicable

Estimated Future Benefit Payments
The following table summarizes the benefit payments at December 31, 2020 estimated to be paid within the next ten years by the issuer of the guaranteed insurance contract:

		Payments by Period
	Total	2021	2022	2023	2024	2025	Five Years Thereafter
Estimated benefit payments	26.8	1.6	1.8	2.0	2.3	2.6	16.5